Intangible Assets	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

5.	INTANGIBLE ASSETS

Intangible assets as of December 31, 2017 and June 30, 2017 are summarized as below:

	December 30, 2017	June 30, 2017
Trademarks	$1,025	$1,025
Amortization	(77)	(26)
Intangible assets, net	$948	$999

Amortization for the three and six months ended December 31, 2017 were $25 and $51, respectively.

Amortization for the three and six months ended December 31, 2016 were $38 and $76, respectively.

4. INTANGIBLE ASSETS

Intangible assets as of June 30, 2017 and June 30, 2016 are summarized as below:

	2017	2016
Trademark	$1,025	$1,520
Amortization	(26)	(152)
Intangible assets, net	$999	$1,368

Amortization for the years ended June 30, 2017 and June 30, 2016 were $140 and $152, respectively.